STOCK BASED COMPENSATION (Details Narrative) - USD ($)				1 Months Ended			10 Months Ended	12 Months Ended
		Dec. 14, 2023	Mar. 16, 2023	Jun. 30, 2024	Nov. 30, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Nov. 21, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares restricted stock award gross			253,123
Non vested			119,198						6,270
Shares vesting period			24 months
Shares reserved for future issuance			230,112
Granted					227,810	227,810
Shares granted exercise price					$ 0.065	$ 0.065
Options exercised							$ 14,850
Shares exercised outstanding								$ 1,735	$ 4,628
General and administrative expenses	[1]							$ 16,083,206	$ 17,972,828
Stock based compensation term								1 year 6 months	2 years 6 months 29 days
Forfeited shares
Recognition of stock based compensation expense									$ 617,851
Reversal of stock based compensation expense									$ 1,190,220
RSU granted
Granted								6,270
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance									467,366
Forfeited shares									17,258
Employee benefits and share based compensation								$ 3,559,416
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares unvested repurchased		92,044
Share price		$ 0.065
Shares repurchased value		$ 6,000
General and administrative expenses								$ 101,252	$ 177,942
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non vested								54,561	100,484
General and administrative expenses								$ 3,788,720	$ 6,789,594
Fair value of restricted stock units vested								$ 3,960,491
Forfeited shares
RSU granted
Granted								45,923
Restricted Stock Units (RSUs) [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non vested								89,147	148,209
Granted				202,498					152,429
General and administrative expenses								$ 2,609,646	$ 2,450,003
Forfeited shares								82,000
RSU granted								163,716
Granted								140,778	7,400
Weighted average exercise price								$ 120.00
Performance Shares [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non vested								50,658	50,658
General and administrative expenses								$ 1,135,785	$ 332,971
Forfeited shares
RSU granted
Granted									50,658
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period					3 years	3 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period					5 years	5 years
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted					218,606	218,606
Shares unvested repurchased									23,011
Share price								$ 0.065	$ 0.065
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period					18 months	18 months
Granted					9,204	9,204
Shares unvested repurchased								24,449	2,557
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized								$ 142,940
Stock based compensation term								1 year 6 months
Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized								$ 1,526,262
Stock based compensation term								1 year 6 months 18 days
RSU granted								48,871
Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted								105,927
Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted								8,918
Employees and Non Employee Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized								$ 589,063
Stock based compensation term								2 years 8 months 23 days
Employees and Non Employee Directors [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized								$ 4,041,015
Stock based compensation term								2 years 8 months 15 days
Performance Shares [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized								$ 1,941,852
Stock based compensation term								1 year 8 months 15 days
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares suthorized for issuance									115,056
Share price										$ 120.00

[1]	Includes related party amounts of nil and $143,057 for the year ended December 31, 2025, and December 31, 2024, respectively.